Investments in associates and joint ventures - Movement of investments in associates and joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Opening balance	$ 8,357,186	$ 3,174,628	$ 3,245,072
Capital contributions	329,377	44,735
Business combination		5,014,749
Effects of equity method through:
Profit or loss	768,422	426,164	76,336
Other comprehensive income	1,600,113	133,998	(2,923)
Foreign currency translation		(3,478)	80,337
Dividends declared	(1,556,406)	(349,108)	(157,682)
Impairment	(2,092)	(84,502)	(66,512)
Closing balance	9,496,600	8,357,186	3,174,628
Dividends received	1,471,134	206,048	157,241
Joint ventures
Investments in associates and joint ventures
Opening balance	5,749,030	1,383,379	1,418,315
Capital contributions	329,377	44,735
Business combination		4,231,255
Effects of equity method through:
Profit or loss	642,093	232,797	(38,443)
Other comprehensive income	1,450,948	121,856	0
Foreign currency translation		(3,478)	81,565
Dividends declared	(1,365,755)	(177,870)	(9,017)
Impairment	(2,092)	(83,644)	(69,041)
Closing balance	6,803,601	5,749,030	1,383,379
Associates
Investments in associates and joint ventures
Opening balance	2,608,156	1,791,249	1,826,757
Capital contributions	0	0
Business combination		783,494
Effects of equity method through:
Profit or loss	126,329	193,367	114,779
Other comprehensive income	149,165	12,142	(2,923)
Foreign currency translation		0	(1,228)
Dividends declared	(190,651)	(171,238)	(148,665)
Impairment	0	(858)	2,529
Closing balance	$ 2,692,999	$ 2,608,156	$ 1,791,249